Cover	Oct. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2022
Entity File Number	001-41414
Entity Registrant Name	Phoenix Motor Inc.
Entity Central Index Key	0001879848
Entity Tax Identification Number	85-4319789
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1500 Lakeview Loop
Entity Address, City or Town	Anaheim
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92807
City Area Code	909
Local Phone Number	987-0815
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0004 per share
Trading Symbol	PEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false